Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of employee benefits charged to operating expenses
Payroll taxes	$ 1,106	$ 1,127	$ 1,098
Medical plans	1,915	1,772	1,676
401k match	309	298	291
Pension plan	1,173	1,224	907
Profit-sharing	118	58
Other	219	317	250
Total employee benefits	$ 4,840	$ 4,796	$ 4,222
Employer match (as a percent)	3.00%
Defined benefit plan contributions by employer percent	6.00%